Fair Value Measurements - Schedule of Fair Value of Instruments Measured at Amortized Cost (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Carrying Value [Member]
Fair Value Measurements - Schedule of Fair Value of Instruments Measured at Amortized Cost (Details) [Line Items]
Borrowings	$ 1,074,642	$ 2,497,985
Fair Value [Member]
Fair Value Measurements - Schedule of Fair Value of Instruments Measured at Amortized Cost (Details) [Line Items]
Borrowings	$ 1,074,642	$ 2,497,985